BACKGROUND	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND
NOTE 1—BACKGROUND
Nerdy Inc. (along with its consolidated subsidiaries, “Nerdy” or “the Company”) operates a platform for live online learning. The Company’s purpose-built proprietary platform leverages technology, including artificial intelligence, to connect students, users, parents, guardians, and purchasers (“Learner(s)”) of all ages to tutors, instructors, subject matter experts, educators, and other professionals (“Expert(s)”), delivering superior value on both sides of the network. Nerdy’s comprehensive learning destination provides learning experiences across numerous subjects and multiple formats, including one-on-one
instruction, small group classes, large format group classes, and adaptive self-study. Nerdy’s flagship business, Varsity Tutors LLC (“Varsity Tutors”), is a platform for live online tutoring and classes. Its solutions are available directly to Learners, as well as through schools and other institutions. Nerdy’s platform offers Experts the opportunity to generate income from the convenience of home, while also increasing access for Learners by removing barriers to high-quality live online learning. Nerdy’s offerings include
Varsity Tutors for Schools
, a product suite that leverages the Company’s platform capabilities to offer the its online learning solutions directly to education systems, and
StarCourses,
the Company’s free
celebrity-led,
live large group classes.
Nerdy’s platform delivers value to both Learners, who are our customers, and Experts. Nerdy has built a diversified business across the following audiences:
K-8,
High school, College, Graduate School, and Professional. Learners and Experts come to Nerdy for convenience, value, and a superior learning experience. The Company believes it has built a scalable platform that allows it to drive growth, satisfaction for Learners, and retention across audiences and subjects, as well as allowing Experts to generate income from the convenience of home.
Reverse Recapitalization
On September 20, 2021 (the “Closing Date”), TPG Pace Tech Opportunities Corp., a publicly traded, exempted company incorporated in the Cayman Islands (“TPG Pace”), and Live Learning Technologies LLC, a Delaware limited liability company (along with its wholly-owned subsidiaries, “Nerdy LLC”), consummated a business combination (the “Closing”) pursuant to the business combination agreement, dated as of January 28, 2021 (as amended, the “Business Combination Agreement”). Nerdy LLC is a holding company that is the sole owner of several operating companies, including its flagship business Varsity Tutors.
At the Closing Date, TPG Pace and Nerdy LLC completed the following transactions (the “Reverse Recapitalization”):

•	Immediately prior to the Closing, TPG Pace became a Delaware corporation and renamed Nerdy Inc.;

•
TPG Pace’s outstanding Class A ordinary shares and Class F ordinary shares were converted into corresponding shares of Nerdy Inc.’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) and Class F common stock, par value $0.0001 per share (the “Class F Common Stock”) and its outstanding private placement warrants and public warrants to purchase Class A ordinary shares were converted into corresponding private placement warrants to purchase Class A Common Stock (the “Private Placement Warrant(s)”) and public warrants to purchase Class A Common Stock (the “Public Warrant(s)”), respectively, (collectively, the “Domestication”). Each Private Placement Warrant and Public Warrant allows for the purchase of one share of Class A Common Stock at an exercise price of $11.50 per share. The shares of Class F Common Stock were subsequently converted to shares of Class A Common Stock;

•	Following the Domestication, Nerdy LLC merged with a wholly-owned subsidiary of Nerdy Inc. (the “Merger”), with Nerdy LLC surviving such merger;
•
In accordance with Nerdy LLC’s amended and restated limited liability company agreement (the “Nerdy LLC Agreement”), existing ownership interests in Nerdy LLC (including redeemable preferred units) were converted into Nerdy LLC units (the “OpCo Units”). Additionally, the Nerdy LLC Agreement provided that Nerdy LLC will be managed by a five person board of managers;

•
Holders of Nerdy LLC common and preferred units (the “Legacy Nerdy Holders”) exchanged their historical Nerdy LLC equity for: (i) cash consideration of $336,846, of which $767 was accrued and reported as “Due to legacy Nerdy holders” on the Consolidated Balance Sheet at December 31, 2021, (ii) either OpCo Units and an equivalent number of shares of Nerdy Inc.’s Class B common stock, $0.0001 par value per share (the “Class B Common Stock”) or shares of Class A Common Stock, and (iii) warrants to purchase OpCo Units at an exercise price of $11.50 (the exercise of which would also result in the issuance of one corresponding share of Class B Common Stock) (the “OpCo Warrant(s)”) or Private Placement Warrants at an exercise price of $11.50;

•
Nerdy Inc. contributed all of its assets (other than the OpCo Units it then held) to Nerdy LLC in exchange for additional OpCo Units and OpCo Warrants, such that Nerdy Inc. will hold a number of OpCo Units equal to the total number of shares of Class A Common Stock and OpCo Warrants equal to the total number of Public Warrants;

•	Nerdy Inc. issued and sold 15,000 shares of Class A Common Stock for aggregate consideration of $150,000 in a private placement (the “PIPE Financing”); and

•
Nerdy Inc. issued and sold 16,117 shares of Class A Common Stock and 3,000 warrants to purchase Class A Common Stock (the “FPA Warrant(s)”) for aggregate consideration of $150,000 in a private placement (the “FPA Financing”). Each FPA Warrant allows for the purchase of one share of Class A Common Stock at an exercise price of $11.50 per share.

The Reverse Recapitalization was accomplished through an umbrella partnership corporation
(“Up-C”)
structure, which is often used by partnerships and limited liability companies (operating as partnerships) undertaking an initial public offering. The
Up-C
structure allowed Legacy Nerdy Holders to retain their equity ownership in Nerdy LLC, an entity that is classified as a partnership for United States (“U.S.”) federal income tax purposes, and provides potential future tax benefits for Nerdy Inc. when the Legacy Nerdy Holders ultimately redeem their pass-through interests for shares of Class A Common Stock or cash in Nerdy Inc. as a result of a tax receivable agreement (the “Tax Receivable Agreement”). Under the terms of the Tax Receivable Agreement, 85% of these potential future tax benefits realized by Nerdy Inc., as a result of such redemptions, will be paid to certain Legacy Nerdy Holders (the “TRA Holders”). For additional information, see Note 16.
As a result of and immediately following the Reverse Recapitalization:

•
Nerdy Inc. is a holding company that has no material assets other than its ownership interests in Nerdy LLC and its indirect interests in the subsidiaries of Nerdy LLC, and has no independent means of generating revenue or cash flow;

•
Nerdy Inc. had the following securities outstanding: (i) 83,875 shares of Class A Common Stock, including Earnouts (as defined below), (ii) 73,971 shares of Class B Common Stock, including Earnouts, held by certain of the Legacy Nerdy Holders, and (iii) 17,281 warrants, each exercisable to purchase one share of Class A Common Stock at a price of $11.50 per share;

•	Members of Nerdy LLC are the Legacy Nerdy Holders and Nerdy Inc.;

•	Nerdy LLC had the following OpCo Units and OpCo Warrants outstanding: (i) 157,846 OpCo Units, including Earnouts, and (ii) 2,052 OpCo Warrants;

•
Legacy Nerdy Holders owned 70,613 OpCo Units, excluding Earnouts, equal to a 47.1% of the economic interest in Nerdy LLC, and 70,613 shares of Class B Common Stock, excluding Earnouts, which, together (the “Combined Interests”), are redeemable beginning six months after the Closing

Date at the option of the Legacy Nerdy Holders on a
one
-for-one
basis for shares of Class A Common Stock or the cash equivalent thereof (based on the market price of the shares of Class A Common Stock at the time of redemption) as determined by Nerdy Inc. If Nerdy Inc. elects the redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of Class A Common Stock no later than five business days after the redemption notice date. Upon the redemption of the OpCo Units and Class B Common Stock for shares of Class A Common Stock or the equivalent thereof, all redeemed shares of Class B Common Stock will be cancelled. The Class B Common Stock has voting rights only and has no dividend or economic rights. The shares of Class B Common Stock are owned by the Legacy Nerdy Holders and cannot be transferred except to the Company. The Company does not intend to list its Class B Common Stock on any stock exchange. Additionally, certain Legacy Nerdy Holders owned 11,550 shares of Class A Common Stock, excluding Earnouts;

•
Public stockholders of Nerdy Inc., including certain Legacy Nerdy Holders, (i) owned 79,233 shares of Class A Common Stock, excluding Earnouts, which represented 52.9% of the combined voting power of Nerdy Inc. and 100% of the economic interest in Nerdy Inc., and (ii) through Nerdy Inc.’s ownership of 79,233 OpCo Units, indirectly held 52.9% of the economic interest in Nerdy LLC;

•
Nerdy LLC is managed by a five person board of managers, composed of three persons that were designated by Nerdy Inc. and two persons that were designated by holders of a majority of the OpCo Units held by members of Nerdy LLC other than Nerdy Inc. Nerdy LLC’s management will continue to manage Nerdy LLC and all of its related and affiliated entities (subject to approval of Nerdy Inc.’s Board of Directors) and Nerdy Inc.’s executive officers serve as the executive officers for all of its related and affiliated entities; and

•
Financial results of Nerdy LLC and its wholly-owned subsidiaries are consolidated with and into Nerdy Inc., and following the Reverse Recapitalization on September 20, 2021, a portion of the consolidated net earnings (loss) of Nerdy LLC, which the Legacy Nerdy Holders are entitled to or are required to absorb, are allocated to the noncontrolling interests (the “NCI”). The Company has excluded Earnouts in the calculation of the ownership interests in Nerdy LLC as the Earnouts are subject to forfeiture if the achievement of certain stock price thresholds are not met within five years of the Reverse Recapitalization. To the extent these price thresholds are met, the Earnouts will no longer be subject to forfeiture and the units will then be included in the calculation of the ownership interests in Nerdy LLC.

For additional information on the Reverse Recapitalization, see Note 4.
Nerdy LLC, as a result of the contribution by Nerdy Inc., received proceeds of $557,574, which included (i) cash of $287,673 that was held in TPG Pace’s trust account from its initial public offering and TPG Pace’s operating cash account, after giving effect to redemptions of TPG Pace’s Class A ordinary shares held by TPG Pace’s public shareholders prior to the Reverse Recapitalization, (ii) proceeds of $150,000 from the PIPE Financing, (iii) proceeds of $150,000 from the FPA Financing, and (iv) the payment of TPG Pace transaction expenses of $30,099. Nerdy LLC used these proceeds to (i) pay cash consideration of $336,079 to Legacy Nerdy Holders, (ii) pay transaction fees and expenses of $29,636, and (iii) repay $52,343 of outstanding principal, interest and other charges under its Loan and Security Agreement (the “LSA”). The remaining funds were contributed to Nerdy LLC’s balance sheet.
Warrants
The Private Placement Warrants, the Public Warrants, the FPA Warrants, and the OpCo Warrants are collectively referred to herein as the “Warrant(s).” For other terms and conditions regarding each tranche of Warrants held by the Company, see the above discussion. For additional discussion regarding the Company’s accounting treatment of the Warrants, including net earnings (loss) per share considerations, see Note 2.

The Company has the ability to redeem outstanding Warrants at any time after they become exercisable and prior to their expiration, at a price of $0.01 per Warrant, provided that the last reported sale price of the Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date the Company sends the notice of such redemption to the Warrant holders. Additionally, the Company has the ability to redeem the outstanding Warrants at any time after they become exercisable and prior to their expiration, at a price of $0.10 per Warrant, provided that the last reported sale price of the Class A Common Stock equals or exceeds $10.00 per share and is less than $18.00 per share on the trading day prior to the date on which the Company sends the notice of redemption to the Warrant holder.
In each case, the Warrant holder will be provided 30 days written notice prior to the Company’s redemption of the Warrants. For the 30 days after written notice has been provided by the Company, Warrant holders may elect to exercise their Warrants at the per Warrant price defined in the respective Warrant agreements. After the 30 days have expired, the Company will redeem the Warrants for shares or cash at the per Warrant prices mentioned above. The Warrants have a term of 5 years.
As of December 31, 2021, the Company holds 22 of the total Warrants issued in connection with the Reverse Recapitalization.
Earnouts
Of the total shares and units issued as a result of the Reverse Recapitalization, Nerdy Inc. had 8,000 shares or units of (i) Class A Common Stock or (ii) OpCo Units (and a corresponding number of Class B Common Stock), as applicable, that will be subject to forfeiture if the achievement of certain stock price thresholds of the Class A Common Stock are not met within five years of the Reverse Recapitalization (assuming there is no change in control event) (the “Earnout(s)”). During the time between the issuance of the Earnouts and either the achievement of one or more triggering events or the expiration of the Earnout period, holders of the Earnouts are eligible to receive non-forfeitable
dividends, if any, as declared by Nerdy Inc. at the same rate as all other holders of Class A Common Stock, i.e. on a one-for-one
basis. However, during this time, the Earnouts will be subject to transfer restrictions until and upon the achievement of one or more triggering events, as described below. In the event that some or all of the Earnouts are forfeited, and the holders thereof had received non-forfeitable
dividends during the Earnout period, the dividends will not be subject to return by the holder to Nerdy Inc. Each Earnout will be subject to a triggering event as follows:

•
Triggering Event 1 will occur on the date when the closing price of Class A Common Stock quoted on the New York Stock Exchange (the “NYSE”) is greater than or equal to $12.00 for any 20 Trading Days within any 30 consecutive Trading Day period within the Earnout period. Upon the occurrence of Triggering Event I, one-third
of the Earnouts will no longer be subject to forfeiture.

•
Triggering Event 2 will occur on the date when the closing price of Class A Common Stock quoted on the NYSE is greater than or equal to $14.00 for any 20 Trading Days within any 30 consecutive Trading Day period within the Earnout period. Upon the occurrence of Triggering Event 2, one-third
of the Earnouts will no longer be subject to forfeiture.

•
Triggering Event 3 will occur on the date when the closing price of Class A Common Stock quoted on the NYSE is greater than or equal to $16.00 for any 20 Trading Days within any 30 consecutive Trading Day period within the Earnout period. Upon the occurrence of Triggering Event 3, one-third
of the Earnouts will no longer be subject to forfeiture.

As of December 31, 2021, the Company holds 36 of the total Earnouts issued in connection with the Reverse Recapitalization. For discussion regarding the Company’s accounting treatment of the Earnouts, including net earnings (loss) per share considerations, see Note 2.
Transaction Expenses
In connection with the Reverse Recapitalization, Nerdy LLC incurred expenses of $29,636 and $1,288 during the year ended December 31, 2021 and 2020, respectively. Of the total costs incurred during the year ended December 31, 2021, $9,602 were reported as “General and administrative expenses” in the Consolidated Statement of Operations and $20,034 were reported as a reduction of “Additional paid-in
capital” on the Consolidated Balance Sheet at December 31, 2021. All transaction costs incurred during the year ended December 31, 2021 were paid as of December 31, 2021. All transaction costs incurred during the year ended December 31, 2020 were reported as “General and administrative expenses” in the Consolidated Statement of Operations. Nerdy LLC did not record any transaction expenses related to the Reverse Recapitalization during the year ended December 31, 2019.